Customer Deposits	9 Months Ended
Sep. 30, 2023
Deposits [Abstract]
CUSTOMER DEPOSITS
9. Customer Deposits
The following table presents average balances and weighted average rates paid on deposits for the periods indicated:

	Three Months Ended September 30, 2023		Three Months Ended September 30, 2022
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$2,190	2.92%	$—	—%
Term	2,962	2.13%	—	—%
Savings	4,991	2.18%	—	—%
Total Deposits	$10,143	2.41%	$—	—%

	Nine Months Ended September 30, 2023		Nine Months Ended September 30, 2022
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$2,842	2.62%	$—	—%
Term	2,402	1.66%	—	—%
Savings	5,511	1.97%	—	—%
Total Deposits	$10,755	2.08%	$—	—%
The following table presents maturities of customer deposits:

(Amounts in thousands)	As of September 30, 2023
Demand deposits	$4,795
Maturing In:
2023	2,608
2024	2,299
2025	206
2026	—
2027	—
Thereafter	—
Total	$9,908
Interest Expense on deposits is recorded in warehouse interest expense in the condensed consolidated statements of operations and comprehensive loss for the periods indicated as follows:

	Three Months Ended September 30, 2023		Nine Months Ended September 30, 2023
(Amounts in thousands)	2023	2022	2023	2022
Notice	$22	$—	$43	$—
Term	4	—	10	—
Savings	26	—	54	—
Total Interest Expense	$52	$—	$107	—
Deposits are for U.K. banking clients and are protected up to £85.0 thousand ($103.7 thousand) per eligible person by the Financial Services Compensation Scheme in the U.K. Of the total customer deposits as of September 30, 2023, $1.0 million were over the applicable insured amount.